UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     August 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $446,869 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100      140    84001 SH       SOLE                    84001        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    11605   565000 SH       SOLE                   565000        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    18479   310000 SH       SOLE                   310000        0        0
AMERITRADE HLDG CORP NEW       COM              03074K100    41659  2238509 SH       SOLE                  2238509        0        0
APPLE COMPUTER INC             COM              037833100    13436   365000 SH       SOLE                   365000        0        0
ATI TECHNOLOGIES INC           COM              001941103    23379  1972883 SH       SOLE                  1972883        0        0
AUDIBLE INC                    COM NEW          05069A302     3648   210000 SH       SOLE                   210000        0        0
AUDIOVOX CORP                  CL A             050757103     9145   590000 SH       SOLE                   590000        0        0
BLUE NILE INC                  COM              09578R103      327    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4830   150000 SH       SOLE                   150000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    17649   890000 SH       SOLE                   890000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      188     5000     CALL SOLE                     5000        0        0
CHINA FIN ONLINE CO LTD        SPONSORED ADR    169379104     5994   962178 SH       SOLE                   962178        0        0
COMPANIA ANONIMA NACIONL TEL   SPON ADR D       204421101     7103   375000 SH       SOLE                   375000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     4621    59000 SH       SOLE                    59000        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104     5100   300000 SH       SOLE                   300000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     8813   700000 SH       SOLE                   700000        0        0
DIGITAL RIV INC                COM              25388B104     1270    40000 SH       SOLE                    40000        0        0
FASTCLICK INC                  COM              31188F105      182    20000 SH       SOLE                    20000        0        0
GEVITY HR INC                  COM              374393106     3223   160900 SH       SOLE                   160900        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     4461   261361 SH       SOLE                   261361        0        0
GOOGLE INC                     CL A             38259P508    29415   100000 SH       SOLE                   100000        0        0
GREENFIELD ONLINE INC          COM              395150105      601    49500 SH       SOLE                    49500        0        0
IAC INTERACTIVECORP            COM              44919P102    20177   840000 SH       SOLE                   840000        0        0
INFORMATICA CORP               COM              45666Q102    10068  1200000 SH       SOLE                  1200000        0        0
INPHONIC INC                   COM              45772G105     2588   169690 SH       SOLE                   169690        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     6838   198542 SH       SOLE                   198542        0        0
KOMAG INC                      COM NEW          500453204     9930   350000 SH       SOLE                   350000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3669  1807370 SH       SOLE                  1807370        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    11387   338400 SH       SOLE                   338400        0        0
NAVARRE CORP                   COM              639208107     1409   176211 SH       SOLE                   176211        0        0
NETFLIX COM INC                COM              64110L106     3606   219735 SH       SOLE                   219735        0        0
NTL INC DEL                    COM              62940M104    32506   475100 SH       SOLE                   475100        0        0
PLANTRONICS INC NEW            COM              727493108    16726   460000 SH       SOLE                   460000        0        0
PROVIDE COMM INC               COM              74373W103    12093   560100 SH       SOLE                   560100        0        0
QUALCOMM INC                   COM              747525103    12544   380000 SH       SOLE                   380000        0        0
RESEARCH IN MOTION LTD         COM              760975102    25827   350000 SH       SOLE                   350000        0        0
RESOURCES CONNECTION INC       COM              76122Q105     6737   290000 SH       SOLE                   290000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    22376  1275000 SH       SOLE                  1275000        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101    10608   600000 SH       SOLE                   600000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    15109  2050000 SH       SOLE                  2050000        0        0
US UNWIRED INC                 COM              90338R104     6577  1130000 SH       SOLE                  1130000        0        0
VALUECLICK INC                 COM              92046N102      370    30000 SH       SOLE                    30000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      456    30600 SH       SOLE                    30600        0        0